United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
Institutional	CAPSX

Federated Capital Income Fund

Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	35.7%
Domestic Fixed-Income Securities	24.7%
Foreign Governments/Agencies	10.3%
International Fixed-Income Securities	10.2%
International Equity Securities	10.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
U.S. Treasury	0.7%
Non-Agency Mortgage-Backed Securities	0.1%
Floating Rate Loan[2]	0.0%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	5.0%
Other Assets and Liabilities — Net[5]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At May 31, 2012, the Fund's sector composition6 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Utilities	19.1%
Health Care	14.6%
Financials	13.9%
Telecommunication Services	11.8%
Energy	10.7%
Consumer Staples	10.5%
Industrials	9.3%
Consumer Discretionary	6.0%
Materials	2.1%
Information Technology	2.0%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 34.2%
	Consumer Discretionary – 2.0%
100,225	Gannett Co., Inc.	1,308,938
144,490	Meredith Corp.	4,275,459
68,050	Regal Entertainment Group	935,688
20,565	Six Flags Entertainment Corp.	938,381
8,805	Target Corp.	509,898
	TOTAL	7,968,364
	Consumer Staples – 4.5%
154,465	Altria Group, Inc.	4,972,228
27,070	Kimberly-Clark Corp.	2,148,005
12,205	Lorillard, Inc.	1,508,538
56,620	Philip Morris International, Inc.	4,784,956
93,800	Reynolds American, Inc.	3,924,592
	TOTAL	17,338,319
	Energy – 4.4%
85,140	ARC Resources Ltd.	1,705,520
41,930	Baytex Energy Corp.	1,838,611
77,290	Bonavista Energy Corp.	1,325,271
80,380	ConocoPhillips	4,192,621
49,095	Crescent Point Energy Corp.	1,888,507
39,215	Royal Dutch Shell PLC, ADR	2,438,389
51,320	Seadrill Ltd.	1,716,141
46,320	Vermilion Energy, Inc.	1,949,938
	TOTAL	17,054,998
	Financials – 2.6%
41,275	Cincinnati Financial Corp.	1,489,202
124,550	Hospitality Properties Trust	2,928,170
306,595	Hudson City Bancorp, Inc.	1,900,889
86,555	Mercury General Corp.	3,773,798
	TOTAL	10,092,059
	Health Care – 6.7%
109,278	Bristol-Myers Squibb Co.	3,643,329
106,785	GlaxoSmithKline PLC, ADR	4,710,286
30,175	Johnson & Johnson	1,883,825
119,405	Lilly (Eli) & Co.	4,889,635
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
149,680	Merck & Co., Inc.	5,624,974
231,685	Pfizer, Inc.	5,066,951
	TOTAL	25,819,000
	Industrials – 2.8%
56,805	Deluxe Corp.	1,313,332
159,225	Donnelley (R.R.) & Sons Co.	1,713,261
307,605	General Electric Co.	5,872,179
67,200	Pitney Bowes, Inc.	916,608
12,420	United Parcel Service, Inc.	930,755
	TOTAL	10,746,135
	Information Technology – 0.9%
10,985	Harris Corp.	436,983
74,695	Intel Corp.	1,930,119
18,305	Maxim Integrated Products, Inc.	460,554
26,070	Seagate Technology	610,820
	TOTAL	3,438,476
	Materials – 0.5%
49,940	LyondellBasell Industries, Class A	1,970,632
	Telecommunication Services – 5.4%
163,239	AT&T, Inc.	5,577,877
103,375	BCE, Inc.	4,123,629
73,625	CenturyLink, Inc.	2,887,572
84,760	Deutsche Telekom AG	836,422
93,315	Verizon Communications	3,885,637
131,645	Vodafone Group PLC, ADR	3,526,769
	TOTAL	20,837,906
	Utilities – 4.4%
35,750	American Electric Power Co., Inc.	1,376,733
45,450	DTE Energy Co.	2,582,923
81,375	Huaneng Power International, Inc., ADR	2,039,258
27,770	Integrys Energy Group, Inc.	1,502,357
71,750	National Grid PLC, ADR	3,608,307
58,560	NiSource, Inc.	1,469,270
70,795	Pepco Holdings, Inc.	1,349,353
9,600	Pinnacle West Capital Corp.	474,048
30,590	Public Service Enterprises Group, Inc.	954,102
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
77,135		SSE PLC, ADR	1,593,609
		TOTAL	16,949,960
		TOTAL COMMON STOCKS (IDENTIFIED COST $120,709,730)	132,215,849
		Corporate Bonds – 3.7%
		Basic Industry - Paper – 0.1%
$260,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	303,855
		Communications Equipment – 0.9%
5,404,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	3,349,832
		Consumer Non-Cyclical - Tobacco – 0.2%
750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	847,875
		Diversified Telecommunication Services – 0.9%
3,100,000		Level 3 Communications, Inc., Conv. Bond, 15.000%, 01/15/2013	3,541,502
		Energy - Independent – 0.1%
450,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	507,375
		Financial Institution - Banking – 0.8%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	467,537
1,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	1,508,817
450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	514,325
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/09/2026	431,398
		TOTAL	2,922,077
		Financial Institution - Brokerage – 0.3%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	525,000
450,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 05/21/2019	457,894
		TOTAL	982,894
		Financial Institution - Finance Noncaptive – 0.1%
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	370,000
		Marine – 0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	596,200
		Utility - Electric – 0.2%
900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	730,527
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,911,346)	14,152,137
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Preferred Stocks – 11.5%
		Consumer Discretionary – 0.7%
62,805		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	2,546,743
		Consumer Staples – 0.3%
13,600		Bunge Ltd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	1,254,600
		Energy – 0.5%
39,200		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	1,872,976
		Financials – 3.7%
78,710		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	6,617,937
130,800		Hartford Financial, Conv. Bond, Series F, 7.25%, 4/1/2013, Annual Dividend $1.81	2,525,748
44,100		New York Community Capital Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	2,090,781
1,750		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	1,940,733
23,900		Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	1,265,715
		TOTAL	14,440,914
		Industrials – 1.5%
238,000	[1,2]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	2,433,550
89,200		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	3,260,260
		TOTAL	5,693,810
		Materials – 0.5%
41,965		Anglogold Ashanti Holding, Conv. Pfd., 6.000%, 9/15/2013, Annual Dividend $3.00	1,775,119
		Utilities – 4.3%
75,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,751,805
50,485		Great Plains Energy, Inc., Conv. Pfd., 12.00%, 06/15/2012, Annual Dividend $6.00	3,008,401
57,750		Nextera Energy, Inc., Conv. Pfd., 8.375%, 6/01/2012, Annual Dividend $4.19	2,899,050
55,000		Nextera Energy, Inc., Conv. Pfd., 7.00%, 9/01/2013, Annual Dividend $3.50	2,956,250
78,905		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	4,210,371
		TOTAL	16,825,877
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $49,301,828)	44,410,039
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Collateralized Mortgage Obligations – 1.5%
$830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	827,819
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,345,479
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	103,943
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,209,323
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 5/10/2045	1,435,638
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.1096%, 12/12/2049	999,762
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,935,556)	5,921,964
		U.S. Treasury – 0.7%
2,289,465	[3]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021 (IDENTIFIED COST $2,517,882)	2,572,429
		MUTUAL FUNDS – 48.2%[4]
2,396,266		Emerging Markets Fixed Income Core Fund	73,275,742
1,202,571		Federated Mortgage Core Portfolio	12,290,276
14,839,047	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	14,839,047
13,268,503		High Yield Bond Portfolio	85,979,901
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $170,565,446)	186,384,966
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $362,941,788)[6]	385,657,384
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[7]	957,558
		TOTAL NET ASSETS — 100%	$386,614,942

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8] United States Treasury Bonds, 30-Year Short Futures	90	$13,474,688	September 2012	$(317,312)
[8] United States Treasury Bonds, Ultra Long Short Futures	85	$14,365,000	September 2012	$(297,027)
[8] United States Treasury Notes, 5-Year Long Futures	140	$17,386,250	September 2012	$76,249
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(538,090)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $4,129,346, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2012, these liquid restricted securities amounted to $4,129,346, which represented 1.1% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $363,198,078.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$96,333,740	$ —	$ —	$96,333,740
International	35,045,687	836,422	—	35,882,109
Preferred Stock
Domestic	35,590,274	5,790,046[2]	—	41,380,320
International	3,029,719	—	—	3,029,719
Debt Securities:
Corporate Bonds	—	14,152,137	—	14,152,137
Collateralized Mortgage Obligations	—	5,921,964	—	5,921,964
U.S. Treasury	—	2,572,429	—	2,572,429
Mutual Funds	186,384,966	—	—	186,384,966
TOTAL SECURITIES	$356,384,386	$29,272,998	$ —	$385,657,384
OTHER FINANCIAL INSTRUMENTS[3]	$(538,090)	$ —	$ —	$(538,090)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $2,815,612 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.60	$7.56	$7.26	$5.81	$8.08	$8.07
Income From Investment Operations:
Net investment income	0.20	0.39	0.36[1]	0.37[1]	0.34	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.11	0.06	0.29	1.42	(2.26)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.45	0.65	1.79	(1.92)	0.36
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.35)	(0.34)	(0.35)	(0.35)
Net Asset Value, End of Period	$7.70	$7.60	$7.56	$7.26	$5.81	$8.08
Total Return[2]	4.06%	5.97%	9.22%	31.77%	(24.57)%	4.50%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.30%[4]	1.31%[4]	1.29%[4]	1.31%[4]	1.29%[4]
Net investment income	5.19%[3]	5.07%	4.89%	5.75%	4.83%	4.27%
Expense waiver/reimbursement[5]	0.14%[3]	0.01%	0.01%	0.06%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,703	$216,352	$222,958	$234,443	$211,560	$335,874
Portfolio turnover	21%	31%	53%	59%	84%	50%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.30%, 1.28%, 1.31% and 1.28% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.62	$7.57	$7.28	$5.82	$8.09	$8.08
Income From Investment Operations:
Net investment income	0.17	0.33	0.31[1]	0.32[1]	0.29	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.10	0.07	0.28	1.43	(2.27)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.40	0.59	1.75	(1.98)	0.30
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.30)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$7.71	$7.62	$7.57	$7.28	$5.82	$8.09
Total Return[2]	3.53%	5.29%	8.24%	30.91%	(25.12)%	3.70%
Ratios to Average Net Assets:
Net expenses	1.91%[3]	2.05%[4]	2.06%[4]	2.04%[4]	2.06%[4]	2.04%[4]
Net investment income	4.43%[3]	4.31%	4.14%	5.01%	4.06%	3.51%
Expense waiver/reimbursement[5]	0.14%[3]	0.01%	0.01%	0.06%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,224	$30,721	$35,494	$36,945	$33,998	$59,843
Portfolio turnover	21%	31%	53%	59%	84%	50%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.06%, 2.03%, 2.06% and 2.03% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.60	$7.56	$7.27	$5.81	$8.08	$8.07
Income From Investment Operations:
Net investment income	0.18	0.34	0.31[1]	0.32[1]	0.29	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.10	0.05	0.28	1.43	(2.27)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.39	0.59	1.75	(1.98)	0.30
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.30)	(0.29)	(0.29)	(0.29)
Net Asset Value, End of Period	$7.70	$7.60	$7.56	$7.27	$5.81	$8.08
Total Return[2]	3.68%	5.18%	8.26%	30.98%	(25.15)%	3.72%
Ratios to Average Net Assets:
Net expenses	1.90%[3]	2.05%[4]	2.06%[4]	2.04%[4]	2.06%[4]	2.03%[4]
Net investment income	4.45%[3]	4.33%	4.16%	4.95%	4.08%	3.52%
Expense waiver/reimbursement[5]	0.15%[3]	0.01%	0.01%	0.06%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,247	$46,443	$39,705	$35,510	$27,098	$43,692
Portfolio turnover	21%	31%	53%	59%	84%	50%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.05%, 2.03%, 2.06% and 2.02% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$7.60	$7.55	$7.26	$5.81	$8.07	$8.06
Income From Investment Operations:
Net investment income	0.19	0.40	0.36[1]	0.37[1]	0.37	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.11	0.06	0.28	1.42	(2.28)	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.46	0.64	1.79	(1.91)	0.36
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.35)	(0.34)	(0.35)	(0.35)
Net Asset Value, End of Period	$7.69	$7.60	$7.55	$7.26	$5.81	$8.07
Total Return[3]	3.93%	6.11%	9.08%	31.72%	(24.47)%	4.51%
Ratios to Average Net Assets:
Net expenses	1.15%[4]	1.30%[5]	1.31%[5]	1.33%[5]	1.30%[5]	1.27%[5]
Net investment income	5.20%[4]	5.07%	4.90%	5.70%	4.85%	4.27%
Expense waiver/reimbursement[6]	0.14%[4]	0.01%	0.00%[7]	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,428	$69,612	$71,337	$72,468	$62,700	$94,300
Portfolio turnover	21%	31%	53%	59%	84%	50%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.31%, 1.31%, 1.30% and 1.26% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended 5/31/2012[1]
Net Asset Value, Beginning of Period	$7.96
Income From Investment Operations:
Net investment income	0.06
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)
Less Distributions:
Distributions from net investment income	(0.07)
Net Asset Value, End of Period	$7.70
Total Return[2]	(2.35)%
Ratios to Average Net Assets:
Net expenses	0.64%[3]
Net investment income	6.09%[3]
Expense waiver/reimbursement[4]	0.42%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,012
Portfolio turnover[5]	21%
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to May 31, 2012.
2	Based on net asset value. Total return for period of less than one year is not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratio shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended May 31, 2012.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $186,384,966 of investments in affiliated holdings (Note 5) (identified cost $362,941,788)		$385,657,384
Income receivable		1,433,549
Income receivable from affiliated holdings		707,412
Receivable for investments sold		641,238
Receivable for shares sold		2,033,660
TOTAL ASSETS		390,473,243
Liabilities:
Payable for investments purchased	$3,083,880
Payable for shares redeemed	423,999
Payable for daily variation margin	135,156
Payable for Directors'/Trustees' fees	608
Payable for distribution services fee (Note 5)	55,270
Payable for shareholder services fee (Note 5)	75,015
Accrued expenses	84,373
TOTAL LIABILITIES		3,858,301
Net assets for 50,233,900 shares outstanding		$386,614,942
Net Assets Consist of:
Paid-in capital		$430,502,293
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		22,176,986
Accumulated net realized loss on investments, written options, futures contracts and foreign currency transactions		(65,985,687)
Distributions in excess of net investment income		(78,650)
TOTAL NET ASSETS		$386,614,942
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($221,702,868 ÷ 28,811,248 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share (100/94.50 of $7.70)	$8.15
Redemption proceeds per share	$7.70
Class B Shares:
Net asset value per share ($30,224,229 ÷ 3,919,634 shares outstanding), no par value, unlimited shares authorized	$7.71
Offering price per share	$7.71
Redemption proceeds per share (94.50/100 of $7.71)	$7.29
Class C Shares:
Net asset value per share ($58,247,018 ÷ 7,566,086 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share	$7.70
Redemption proceeds per share (99.00/100 of $7.70)	$7.62
Class F Shares:
Net asset value per share ($73,428,428 ÷ 9,545,777 shares outstanding), no par value, unlimited shares authorized	$7.69
Offering price per share (100/99.00 of $7.69)	$7.77
Redemption proceeds per share (99.00/100 of $7.69)	$7.61
Institutional Shares:
Net asset value per share ($3,012,399 ÷ 391,155 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share	$7.70
Redemption proceeds per share	$7.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $3,863,373 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $120,246)		$9,071,723
Interest		211,343
Investment income allocated from affiliated partnership (Note 5)		2,738,162
TOTAL INCOME		12,021,228
Expenses:
Investment adviser fee (Note 5)	$1,421,173
Administrative fee (Note 5)	149,163
Custodian fees	10,683
Transfer and dividend disbursing agent fees and expenses	259,401
Directors'/Trustees' fees	1,770
Auditing fees	14,250
Legal fees	8,119
Portfolio accounting fees	59,344
Distribution services fee (Note 5)	308,888
Shareholder services fee (Note 5)	468,027
Account administration fee (Note 2)	1,032
Share registration costs	31,552
Printing and postage	26,759
Insurance premiums	2,186
Miscellaneous	3,271
TOTAL EXPENSES	2,765,618
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(269,613)
Waiver of administrative fee	(4,961)
TOTAL WAIVERS AND REIMBURSEMENT		(274,574)
Net expenses			2,491,044
Net investment income			9,530,184
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,149,358 on sales of investments in affiliated holdings (Note 5))			$808,786
Net realized loss on futures contracts			(1,330,823)
Net realized gain allocated from affiliated partnership (Note 5)			601,393
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			4,964,950
Net change in unrealized appreciation of futures contracts			(609,679)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			4,434,627
Change in net assets resulting from operations			$13,964,811

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,530,184	$18,654,075
Net realized gain on investments, including allocation from affiliated partnership, futures contracts and foreign currency transactions	79,356	19,088,117
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	4,355,271	(16,455,345)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,964,811	21,286,847
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,974,009)	(11,861,397)
Class B Shares	(709,706)	(1,545,221)
Class C Shares	(1,202,026)	(2,058,609)
Class F Shares	(1,955,690)	(3,816,981)
Institutional Shares	(18,215)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,859,646)	(19,282,208)
Share Transactions:
Proceeds from sale of shares	48,386,841	61,783,377
Net asset value of shares issued to shareholders in payment of distributions declared	8,791,889	16,885,545
Cost of shares redeemed	(37,796,111)	(87,040,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,382,619	(8,371,224)
Change in net assets	23,487,784	(6,366,585)
Net Assets:
Beginning of period	363,127,158	369,493,743
End of period (including undistributed (distributions in excess of) net investment income of $(78,650) and $250,812, respectively)	$386,614,942	$363,127,158

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.

Effective March 30, 2012, the Fund began offering Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$819
Class F Shares	213
TOTAL	$1,032

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2012, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The average notional value of long and short futures contracts held by the Fund throughout the period was $4,959,688 and $18,150,179, respectively. This is based on amounts held as of each month-end throughout the six-month period.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Option Contracts

The Fund buys or sells put and call options to provide income and some downside protection. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

Semi-Annual Shareholder Report

The average notional amount of purchased put option contracts held by the Fund throughout the period was $945. This is based on amounts held as of each month-end throughout the six-month period.

At May 31, 2012, the Fund had no outstanding written option contracts.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$538,090*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$(1,330,823)	$ —	$ —	$(1,330,823)
Foreign exchange contracts	$ —	$22,141	$(295,995)	$(273,854)
TOTAL	$(1,330,823)	$22,141	$(295,995)	$(1,604,677)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(609,679)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,768,727	$21,772,210	4,582,913	$35,603,306
Shares issued to shareholders in payment of distributions declared	700,871	5,493,064	1,397,484	10,795,154
Shares redeemed	(3,125,806)	(24,500,253)	(7,019,171)	(54,208,949)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	343,792	$2,765,021	(1,038,774)	$(7,810,489)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	466,892	$3,674,016	892,627	$6,959,131
Shares issued to shareholders in payment of distributions declared	84,152	660,516	181,360	1,404,989
Shares redeemed	(665,505)	(5,234,211)	(1,728,375)	(13,419,611)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(114,461)	$(899,679)	(654,388)	$(5,055,491)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,842,190	$14,456,335	1,811,080	$14,086,677
Shares issued to shareholders in payment of distributions declared	132,618	1,039,302	225,459	1,741,622
Shares redeemed	(517,360)	(4,064,818)	(1,180,468)	(9,147,445)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,457,448	$11,430,819	856,071	$6,680,854
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	659,277	$5,176,896	662,181	$5,134,263
Shares issued to shareholders in payment of distributions declared	201,871	1,580,793	381,236	2,943,780
Shares redeemed	(478,434)	(3,744,662)	(1,324,612)	(10,264,141)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	382,714	$3,013,027	(281,195)	$(2,186,098)
Semi-Annual Shareholder Report

	Period Ended 5/31/2012[1]		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	421,378	$3,307,384	—	$ —
Shares issued to shareholders in payment of distributions declared	2,349	18,214	—	—
Shares redeemed	(32,572)	(252,167)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	391,155	$3,073,431	—	$ —
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,460,648	$19,382,619	(1,118,286)	$(8,371,224)
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to May 31, 2012.

4. FEDERAL TAX INFORMATION

At May 31, 2012, the cost of investments for federal tax purposes was $363,198,078. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $22,459,306. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,910,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,451,420.

At November 30, 2011, the Fund had a capital loss carryforward of $62,218,528 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$31,568,020	N/A	$31,568,020
2017	$30,650,508	N/A	$30,650,508

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $262,832.

Semi-Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2012, the Sub-Adviser earned a fee of $235,748.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,961 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$115,858
Class C Shares	193,030
TOTAL	$308,888
Semi-Annual Shareholder Report

For the six months ended May 31, 2012, the Fund's Class F Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $63, 551 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $47,014 in sales charges from the sale of Class A Shares and $391 from the sale of Class F Shares. FSC also retained $8,964, $2,252 and $3,528 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$276,534
Class B Shares	38,620
Class C Shares	64,343
Class F Shares	88,530
TOTAL	$468,027

For the six months ended May 31, 2012, FSSC received $18,526 of fees paid by the Fund.

Expense Limitation

Effective March 30, 2012, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $6,781. Transactions involving the affiliated holdings during the six months ended May 31, 2012, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	2,443,400	2,714,606	17,567,372	11,120,251	33,845,629
Purchases/Additions	104,518	252,690	38,021,234	2,148,252	40,526,694
Sales/Reductions	151,652	1,764,725	40,749,559	—	42,665,936
Balance of Shares Held 5/31/2012	2,396,266	1,202,571	14,839,047	13,268,503	31,706,387
Value	$73,275,742	$12,290,276	$14,839,047	$85,979,901	$186,384,966
Dividend Income/Allocated Investment Income	$2,738,162	$309,167	$12,561	$3,541,645	$6,601,535
Allocated Net Realized Gain	$601,393	$ —	$ —	$ —	$601,393

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$76,628,582
Sales	$62,424,187

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period
Actual:
Class A Shares	$1,000	$1,040.60	$5.87[1,2]
Class B Shares	$1,000	$1,035.30	$9.72[1,3]
Class C Shares	$1,000	$1,036.80	$9.67[1,4]
Semi-Annual Shareholder Report

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period
Class F Shares	$1,000	$1,039.30	$5.86[1,5]
Institutional Shares	$1,000	$976.50	$1.09[6]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.25	$5.81[1,2]
Class B Shares	$1,000	$1,015.45	$9.62[1,3]
Class C Shares	$1,000	$1,015.50	$9.57[1,4]
Class F Shares	$1,000	$1,019.25	$5.81[1,5]
Institutional Shares	$1,000	$1,021.80	$3.23[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.15%
Class B Shares	1.91%
Class C Shares	1.90%
Class F Shares	1.15%
Institutional Shares	0.64%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current annualized net expense ratio of 0.89% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.50, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current annualized net expense ratio of 1.64% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $8.34 and $8.27, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current annualized net expense ratio of 1.64% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $8.35 and $8.27, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current annualized net expense ratio of 0.89% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.50, respectively.
6	“Actual” expense information for the Fund's Institutional Shares is for the period from March 30, 2012 (date of initial investment) to May 31, 2012. Actual expenses are equal to the Fund's annualized net expense ratio of 0.64%, multiplied by 63/366 (to reflect the period from initial investment to May 31, 2012). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Capital Income Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate Semi-Annual Shareholder Report contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C621

8092606 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	FUNAX
Institutional	FUBDX

Federated Unconstrained Bond Fund

Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	58.1%
Floating Rate Loans	13.7%
Government Agency	9.1%
U.S. Treasury Securities	9.1%
Trade Finance Agreements	6.0%
Cash Equivalents[3]	2.5%
Asset-Backed Securities	0.3%
Domestic Equity Securities	0.2%
Derivative Contracts[4]	(1.0)%
Other Assets and Liabilities — Net[5]	2.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount or Shares		Value
	GOVERNMENT AGENCY – 9.1%
$15,000,000	Federal Home Loan Mortgage Corp. Note, 0.50%, 2/21/2014 (IDENTIFIED COST $15,000,000)	15,021,891
	U.S. TREASURY – 9.1%
15,000,000	United States Treasury Note, 0.25%, 5/31/2014 (IDENTIFIED COST $14,988,297)	14,995,312
	CORPORATE BONDS – 6.6%
	Financial Services – 6.6%
3,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	3,018,171
2,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,616,398
4,500,000	Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,252,171
1,000,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	956,095
	TOTAL CORPORATE BONDS (IDENTIFIED COST $10,533,829)	10,842,835
	MUTUAL FUNDS – 73.8%[1]
2,307,538	Federated Bank Loan Core Fund	23,167,683
1,178,196	Federated Project and Trade Finance Core Fund	11,522,755
13,398,305	High Yield Bond Portfolio	86,821,016
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $121,152,315)	121,511,454
	TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $161,674,441)[2]	162,371,492
	OTHER ASSETS AND LIABILITIES - NET — 1.4%[3]	2,309,079
	TOTAL NET ASSETS — 100%	$164,680,571

At May 31, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4] U.S. Treasury Long Term Bonds, Short Futures	280	$47,320,000	September 2012	$(1,628,294)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holdings.
2	The cost of investments for federal tax purposes amounts to $161,654,638.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Government Agency	$ —	$15,021,891	$ —	$15,021,891
U.S. Treasury	—	14,995,312	—	14,995,312
Corporate Bonds	—	10,842,835	—	10,842,835
Mutual Funds	109,988,699	11,522,755	—	121,511,454
TOTAL SECURITIES	$109,988,699	$52,382,793	$ —	$162,371,492
OTHER FINANCIAL INSTRUMENTS[2]	$(1,628,294)	$ —	$ —	$(1,628,294)
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 5/31/2012	Period Ended 11/30/2011[1]
Net Asset Value, Beginning of Period	$10.52	$10.51
Income From Investment Operations:
Net investment income[2]	0.22	0.10
Net realized and unrealized loss on investments and futures contracts	(0.07)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.03
Less Distributions:
Distributions from net investment income	(0.18)	(0.02)
Net Asset Value, End of Period	$10.49	$10.52
Total Return[3]	1.41%	0.24%
Ratios to Average Net Assets:
Net expenses	1.20%[4]	1.20%[4]
Net investment income	4.61%[4]	2.41%[4]
Expense waiver/reimbursement[5]	0.22%[4]	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$61,747	$11,211
Portfolio turnover	40%	1387%
1	Reflects operations for the period from July 1, 2011 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 5/31/2012	Period Ended 11/30/2011[1]
Net Asset Value, Beginning of Period	$10.53	$10.00
Income From Investment Operations:
Net investment income[2]	0.25	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.64
Less Distributions:
Distributions from net investment income	(0.19)	(0.11)
Net Asset Value, End of Period	$10.50	$10.53
Total Return[3]	1.49%	6.41%
Ratios to Average Net Assets:
Net expenses	0.94%[4]	0.95%[4]
Net investment income	4.75%[4]	1.93%[4]
Expense waiver/reimbursement[5]	0.24%[4]	1.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,933	$58,596
Portfolio turnover	40%	1387%
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $121,511,454 of investments in affiliated holdings (Note 5) (identified cost $161,674,441)		$162,371,492
Restricted cash (Note 2)		1,147,500
Receivable for investments sold		1,999,467
Receivable for shares sold		953,800
Income receivable		852,581
TOTAL ASSETS		167,324,840
Liabilities:
Bank overdraft	$519,147
Payable for shares redeemed	1,784,499
Payable for daily variation margin	278,976
Payable for shareholder services fee (Note 5)	6,488
Accrued expenses	55,159
TOTAL LIABILITIES		2,644,269
Net assets for 15,690,676 shares outstanding		$164,680,571
Net Assets Consist of:
Paid-in capital		$167,503,291
Net unrealized depreciation of investments and futures contracts		(931,243)
Accumulated net realized loss on investments and futures contracts		(2,988,301)
Undistributed net investment income		1,096,824
TOTAL NET ASSETS		$164,680,571
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($61,747,420 ÷ 5,886,326 shares outstanding), no par value, unlimited shares authorized		$10.49
Offering price per share (100/95.50 of $10.49)		$10.98
Redemption proceeds per share		$10.49
Institutional Shares:
Net asset value per share ($102,933,151 ÷ 9,804,350 shares outstanding), no par value, unlimited shares authorized		$10.50
Offering price per share		$10.50
Redemption proceeds per share		$10.50

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends received from affiliated holdings (Note 5)			$2,862,636
Interest			273,384
TOTAL INCOME			3,136,020
Expenses:
Investment adviser fee (Note 5)		$384,244
Administrative fee (Note 5)		95,000
Custodian fees		10,133
Transfer and dividend disbursing agent fees and expenses		36,112
Directors'/Trustees' fees		679
Auditing fees		14,250
Legal fees		5,392
Portfolio accounting fees		58,833
Shareholder services fee (Note 5)		31,735
Share registration costs		26,740
Printing and postage		13,375
Insurance premiums		2,034
Miscellaneous		834
TOTAL EXPENSES		679,361
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(114,804)
Waiver of administrative fee	(16,951)
TOTAL WAIVERS AND REIMBURSEMENT		(131,755)
Net expenses			547,606
Net investment income			2,588,414
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(227,420)
Realized gain distributions from affiliated investment companies shares (Note 5)			4,884
Net realized loss on futures contracts			(2,389,326)
Net change in unrealized depreciation of investments			1,278,584
Net change in unrealized appreciation of futures contracts			(1,796,979)
Net realized and unrealized loss on investments and futures contracts			(3,130,257)
Change in net assets resulting from operations			$(541,843)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Period Ended 11/30/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,588,414	$572,898
Net realized loss on investments and futures contracts	(2,611,862)	(341,538)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(518,395)	(412,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(541,843)	(181,488)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(405,914)	(4,852)
Institutional Shares	(1,396,636)	(291,987)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,802,550)	(296,839)
Share Transactions:
Proceeds from sale of shares	116,074,745	96,525,605
Net asset value of shares issued to shareholders in payment of distributions declared	575,723	235,626
Cost of shares redeemed	(19,432,586)	(26,475,822)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,217,882	70,285,409
Change in net assets	94,873,489	69,807,082
Net Assets:
Beginning of period	69,807,082	—
End of period (including undistributed net investment income of $1,096,824 and $310,960, respectively)	$164,680,571	$69,807,082
1	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Unconstrained Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide high total returns.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax year 2011 is subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $21,726,049. This is based on amounts held as of each month-end throughout the six month period.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$1,628,294*

*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,389,326)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,796,979)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

	Six Months Ended 5/31/2012		Period Ended 11/30/2011[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,044,925	$54,038,236	1,084,283	$11,556,100
Shares issued to shareholders in payment of distributions declared	9,768	102,864	441	4,743
Shares redeemed	(233,957)	(2,504,981)	(19,134)	(204,213)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,820,736	$51,636,119	1,065,590	$11,356,630
	Six Months Ended 5/31/2012		Period Ended 11/30/2011[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,765,670	$62,036,509	7,912,896	$84,969,505
Shares issued to shareholders in payment of distributions declared	44,906	472,859	7,234	230,883
Shares redeemed	(1,573,235)	(16,927,605)	(2,353,121)	(26,271,609)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,237,341	$45,581,763	5,567,009	$58,928,779
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,058,077	$97,217,882	6,632,599	$70,285,409

1	Reflects operations for the period from July 1, 2011 (date of initial investment) to November 30, 2011.
2	Reflects operations for the period from December 13, 2010 (date of initial investment) to November 30, 2011.
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4. Federal Tax Information

At May 31, 2012, the cost of investments for federal tax purposes was $161,654,638. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $716,854. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,149,937 and net unrealized depreciation from investments for those securities having an excess of cost over value of $433,083.

At November 30, 2011, the Fund had a capital loss carryforward of $209,054 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforward and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$209,054	N/A	$209,054

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $108,295 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, FAS waived $16,951 of its fee. The net fee paid to FAS was 0.141% of average daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually to compensate FSC.

For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $23,210 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$31,735

For the six months ended May 31, 2012, FSSC received $305 of Service Fees paid by the Fund.

Expense Limitation

Effective February 1, 2012, the Adviser and its affiliates (which may include FAS, FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $6,509. Transactions involving the affiliated holdings during the six months ended May 31, 2012, were as follows:

	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Federated Bank Loan Core Fund	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	5,841,332	3,980,573	325,359	712,870	10,860,134
Purchases/Additions	106,580,618	9,417,732	1,982,179	465,326	118,445,855
Sales/Reductions	(112,421,950)	—	—	—	(112,421,950)
Balance of Shares Held 5/31/2012	—	13,398,305	2,307,538	1,178,196	16,884,039
Value	$ —	$86,821,016	$23,167,683	$11,522,755	$121,511,454
Dividend Income	$12,486	$2,370,936	$164,183	$315,031	$2,862,636
Capital Gain Distribution	$ —	$ —	$1,025	$3,859	$4,884

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in domestic high-yield bonds but may invest a portion of its portfolio in securities of issuers based outside of the United States. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of High Yield Bond Portfolio in which the Fund invested 52.7% of its net assets at May 31, 2012. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

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6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$90,621,030
Sales	$0

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.10	$6.04
Institutional Shares	$1,000	$1,014.90	$4.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$6.06
Institutional Shares	$1,000	$1,020.30	$4.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.20%
Institutional Shares	0.94%

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Evaluation and Approval of Advisory Contract – May 2012

Federated Unconstrained Bond Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be Semi-Annual Shareholder Report

22

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was Semi-Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C639
CUSIP 31420C662

Q450773 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012